Shareholders' Equity (RSUs Granted in 2014) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to grant	$ 1,266	$ 668	$ 544
Restricted Share Units [Member] | April 30, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs grant	74,000
Expense related to grant	843
Unrecognized compensation costs	$ 2,194
Weighted average period for grant to be recognized	1 year 10 months 6 days
Restricted Share Units [Member] | April 30, 2014 [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Restricted Share Units [Member] | April 30, 2014 [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%